Stock-Based Compensation (Details) - Schedule of Stock Options Activity - Share-Based Payment Arrangement, Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of Stock Options Activity [Line Items]
Shares Outstanding, Ending Balance	35,005	9,581
Weighted-average Exercise Price, Ending Balance	$ 9.6	$ 31.91
Weighted-average Remaining Contractual Term (Years), Ending Balance	8 years 2 months 12 days	3 years 6 months
Shares, Exercisable	32,514	5,590
Weighted-average Exercise Price, Exercisable	$ 6.58	$ 19.71
Weighted-average Remaining Contractual Term (Years), Exercisable	8 years 2 months 12 days	2 years 7 months 6 days
Shares, Granted	25,424	15,708
Weighted-average Exercise Price, Granted	$ 1.19	$ 38.57
Shares, Exercised
Weighted-average Exercise Price, Exercised
Shares, Expired and forfeited		6,127
Weighted-average Exercise Price, Expired and forfeited		$ 49